Aspiriant Trust

11100 Santa Monica Boulevard, Suite 600

Los Angeles, CA 90025

July 6, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Aspiriant Trust (“Registrant”)

File Nos. 333-178600 and 811-22648

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter is certifying that the form of Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant's Post-Effective Amendment No. 24, which was filed via EDGAR Accession No. 0001398344-18-009648 on June 29, 2018.

Questions regarding this filing may be directed to the undersigned at (414) 290-3404.

Very truly yours,

/s/ Benjamin D. Schmidt

Benjamin D. Schmidt

Secretary